Stock-based Compensation - Schedule of Stock-Based Compensation Expense (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consulting expense	$ 1,707	$ 2,156	$ 4,885	$ 6,453	$ 8,480	$ 11,580
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consulting expense	71	81	216	269	352	538
RSUs & RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consulting expense	1,636	2,068	4,669	6,167	8,115	10,995
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consulting expense	0	7	0	17	13	117
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consulting expense	275	472	499	1,629	2,131	2,134
Selling, general and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consulting expense	$ 1,432	$ 1,684	$ 4,386	$ 4,824	$ 6,349	$ 9,446